FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Maximum exposure to credit risk	$ 720,332	$ 322,201	$ 597,505
Accounts receivable write down	0	0	64,600
Accounts Receivables
Credit risk
Trades accounts receivables	720,332	322,201	597,505
Accounts receivable write down	0	0	64,600
Accounts Receivables | Past Due
Credit risk
Trades accounts receivables	153,673	146,658	148,815
Cash and cash equivalents, and restricted cash
Credit risk
Maximum exposure to credit risk	$ 52,007,175	$ 13,406,320	$ 5,755,707